Annual Fund Operating Expenses - Retail Class - Transamerica SmallMid Cap Value	Mar. 01, 2021
A
Operating Expenses:
Management fees	0.78%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.28%
Total annual fund operating expenses	1.31%
C
Operating Expenses:
Management fees	0.78%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.24%
Total annual fund operating expenses	2.02%
I
Operating Expenses:
Management fees	0.78%
Distribution and service (12b-1) fees	none
Other expenses	0.17%
Total annual fund operating expenses	0.95%
R6
Operating Expenses:
Management fees	0.78%
Distribution and service (12b-1) fees	none
Other expenses	0.06%
Total annual fund operating expenses	0.84%